UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number       811-07921
The Bjurman, Barry Funds

(Exact name of registrant as specified in charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA	90067-4103

(Address of principal executive offices)	(Zip code)
Citi Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:     800-227-7264
Date of fiscal year end:     03/31/08
Date of reporting period:     06/30/07
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1.   Schedule of Investments.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS— 98.8%

BASIC MATERIALS — 10.1%
240,000	Landec Corp. (a)	$3,216,000
112,900	Metal Management, Inc.	4,975,503
500,000	MGP Ingredients, Inc. †	8,450,000
100,000	Multi-Color Corp.	3,931,000
17,325	Omega Protein Corp. (a)	160,429
208,000	The Andersons, Inc. †	9,428,640
10,500	The Eastern Co. †	305,130

		30,466,702

COMMERCIAL/INDUSTRIAL SERVICES — 8.6%
48,900	Avalon Holdings Corp., Class A (a)	484,110
11,000	Learning Tree International, Inc. (a)	144,100
258,700	Matrix Service Co. (a)†	6,428,695
304,700	Perficient, Inc. (a)	6,307,290
118,453	SM&A (a)	830,356
61,000	Standard Parking Corp. (a)	2,142,930
480,000	TheStreet.com, Inc. †	5,222,400
104,200	World Fuel Services Corp. †	4,382,652

		25,942,533

CONSUMER DURABLES — 0.1%
20,400	Dorman Products, Inc. (a)	281,928

CONSUMER NON-DURABLES — 3.5%
735,500	NutraCea (a)†	2,508,055
240,000	Steven Madden Ltd.	7,862,400
27,500	The Aristotle Corp. (a)	300,850

		10,671,305

CONSUMER SERVICES — 5.4%
98,700	Famous Dave's of America, Inc. (a)	2,199,036
305,400	McCormick & Schmick's Seafood Restaurants, Inc. (a)	7,922,076
230,000	Monarch Casino & Resort, Inc. (a)	6,175,500

		16,296,612

ELECTRONIC TECHNOLOGY — 25.2%
790,000	Actuate Corp. (a)	5,364,100
50,305	Astronics Corp. (a)	1,603,723
258,500	Bitstream, Inc. (a)	1,786,235
98,500	Bluephoenix Solutions Ltd. (a)†	1,171,165
233,800	BSQUARE Corp. (a)	1,391,110
77,500	Catalyst Semiconductor, Inc. (a)	368,900
100,000	Ceradyne, Inc. (a)†	7,396,000
311,600	Comtech Group, Inc. (a)	5,144,516
400,000	CyberSource Corp. (a)†	4,824,000
262,000	Digi International, Inc. (a)	3,861,880
220,505	Diodes, Inc. (a)†	9,210,494
59,300	Ducommun, Inc. (a)	1,525,789
68,100	Evolving Systems, Inc. (a)	153,906
358,600	Globecomm Systems, Inc. (a)	5,242,732
284,231	Hauppauge Digital, Inc. (a)	1,401,259
151,700	Hirsh International Corp., Class A (a)	629,555
750,000	Iomega Corp. (a)	3,487,500
42,800	Network Equipment Technologies, Inc. (a)	408,312
185,800	Pericom Semiconductor Corp. (a)	2,073,528
37,100	Rainmaker Systems, Inc. (a)	263,781
225,000	Silicom Ltd. (a)†	4,524,750
42,299	Simulations Plus, Inc. (a)†	388,305
124,625	Smith Micro Software, Inc. (a)†	1,876,852
432,100	TeleCommunication Systems, Inc., Class A (a)†	2,195,068
135,100	TESSCO Technologies, Inc. (a)	2,623,642
65,200	Trio-Tech International	1,300,740
150,445	Ultra Clean Holdings, Inc. (a)†	2,103,221
19,800	Unica Corp. (a)	326,700
118,500	Vicon Industries, Inc. (a)	1,211,070
294,087	Video Display Corp. (a)	2,317,406
7,700	ZiLOG, Inc. (a)	39,501

		76,215,740

See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS — 98.8% (Continued)

ENERGY — 0.6%
33,700	Bolt Technology Corp. (a)†	$1,484,148
24,200	Furmanite Corp. (a)	187,308

		1,671,456

FINANCE — 6.8%
165,000	American Physicians Capital, Inc. (a)	6,682,500
150,000	Argonaut Group, Inc.	4,681,500
89,200	Bank of the Ozarks, Inc. †	2,486,004
12,500	Ebix, Inc. (a)	502,500
68,396	Life Partners Holdings, Inc. †	2,228,342
179,700	U.S. Global Investors, Inc., Class A †	4,073,799

		20,654,645

HEALTH CARE — 13.7%
210,000	Air Methods Corp. (a)	7,700,700
83,300	Almost Family, Inc. (a)	1,603,525
92,600	America Service Group, Inc. (a)	1,566,792
153,580	Avigen, Inc. (a)	944,517
80,000	Bovie Medical Corp. (a)†	480,000
290,300	Healthcare Services Group, Inc.	8,563,850
133,900	HealthStream, Inc. (a)	469,989
311,000	HMS Holdings Corp. (a)†	5,952,540
66,500	Medical Action Industries, Inc. (a)	1,200,990
67,000	MEDTOX Scientific, Inc. (a)	1,963,100
48,400	Mesa Laboratories, Inc.	1,113,200
59,500	Neogen Corp. (a)	1,711,220
160,500	Palomar Medical Technologies, Inc. (a)†	5,570,955
81,500	Sonic Innovations, Inc. (a)†	713,125
64,400	Span-America Medical Systems, Inc.	1,633,184
29,700	Vascular Solutions, Inc. (a)	278,289

		41,465,976

PRODUCER MANUFACTURING — 23.4%
445,000	Amerigon, Inc. (a)	8,005,550
270,000	Dynamic Materials Corp. †	10,125,000
284,000	Fuel Tech, Inc. (a)†	9,727,000
64,500	Hardinge, Inc.	2,194,935
66,000	K-Tron International, Inc. (a)	6,690,420
100,000	Kadant, Inc. (a)	3,120,000
21,600	Key Technology, Inc. (a)	483,840
38,800	KMG Chemicals, Inc.	1,025,484
22,300	L.B. Foster Co., Class A (a)	639,564
275,700	MagneTek, Inc. (a)	1,419,855
508,350	Smith & Wesson Holding Corp. (a)†	8,514,862
450,000	Spartan Motors, Inc.	7,659,000
54,100	Synalloy Corp. †	1,888,090
14,000	Tat Technologies Ltd. (a)	287,420
148,800	The Middleby Corp. (a)	8,901,216

		70,682,236

RETAIL — 1.3%
54,757	Factory Card & Party Outlet Corp. (a)	580,972
217,700	Rentrak Corp. (a)	3,224,137

		3,805,109

See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS — 98.8% (Continued)

TRANSPORTATION — 0.1%
15,100	Midwest Air Group, Inc. (a)†	$226,802

Total Common Stocks (Cost $167,565,891)		298,381,044

Cash Held as Collateral on Securities Loaned (Cost $88,918,405)		88,918,405

Total Investments(b) (Cost $256,484,296) — 128.3%		387,299,449

Liabilities in excess of other assets — (28.3)%		(85,350,658)

NET ASSETS — 100.0%		$301,948,791

(a)	Non-income producing security

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $10,316. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$135,104,927
Unrealized depreciation	(4,300,090)

Net unrealized appreciation	$130,804,837
†	A portion or all of the security was held on loan.
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Small-Cap Growth Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS— 95.6%

COMMERCIAL/INDUSTRIAL SERVICES — 10.2%
14,000	Greenfield Online, Inc. (a)	$222,740
5,000	Keystone Automotive Industries, Inc. (a)	206,850
4,700	Matrix Service Co. (a)†	116,795
3,200	Portfolio Recovery Associates, Inc.	192,064
23,000	Strategic Diagnostics, Inc. (a)	103,960
6,500	TeleTech Holdings, Inc. (a)	211,120
3,000	United Stationers, Inc. (a)	199,920
5,600	VistaPrint Ltd. (a)	214,200

		1,467,649

CONSUMER DURABLES — 2.2%
6,300	Shanda Interactive Entertainment Ltd. ADR (a)	195,300
3,200	Universal Electronics, Inc. (a)	116,224

		311,524

CONSUMER SERVICES — 1.4%
6,400	LodgeNet Entertainment Corp. (a)	205,184

ELECTRONIC TECHNOLOGY — 40.8%
10,000	ANADIGICS, Inc. (a)†	137,900
21,000	Aspen Technology, Inc. (a)	294,000
6,400	Atheros Communications (a)	197,376
12,000	Bluephoenix Solutions Ltd. (a)	142,680
17,000	Chordiant Software, Inc. (a)	266,220
8,300	Cubic Corp.	250,494
5,300	Ducommun, Inc. (a)	136,369
10,500	EPIQ Systems, Inc. (a)	169,680
13,000	GSI Commerce, Inc. (a)	295,230
11,400	ICF International, Inc. (a)	229,368
32,000	iGATE Corp. (a)	256,640
55,000	Iomega Corp. (a)	255,750
12,000	JDA Software Group, Inc. (a)	235,560
12,000	Kaman Corp.	374,280
6,400	MKS Instruments, Inc. (a)	177,280
12,400	Network Equipment Technologies, Inc. (a)	118,296
10,000	Plexus Corp. (a)	229,900
15,000	S1 Corp. (a)	119,850
6,000	Sigma Designs, Inc. (a)†	156,540
6,000	Silicom Ltd. (a)†	120,660
9,900	Silicon Motion Technology Corp. ADR (a)	245,817
14,100	Spectrum Control, Inc. (a)	238,008
27,000	TeleCommunication Systems, Inc., Class A (a)†	137,160
8,400	Unica Corp. (a)	138,600
16,200	VASCO Data Security International, Inc. (a)	368,712
8,000	Verigy Ltd. (a)	228,880
6,100	Vocus, Inc. (a)	153,171
4,500	Wavecom SA ADR (a)	158,625

		5,833,046

ENERGY — 4.5%
3,900	Dawson Geophysical Co. (a)	239,694
5,000	Delek US Holdings, Inc.	133,250
7,000	Rosetta Resources, Inc. (a)	150,780
10,500	TGC Industries, Inc. (a)	114,450

		638,174

FINANCE — 3.3%
8,000	Max Capital Group Ltd.	226,400
6,800	United Fire & Casualty Co.	240,584

		466,984

HEALTH CARE — 13.4%
7,500	Cynosure, Inc., Class A (a)	273,225
34,000	Harvard Bioscience, Inc. (a)	178,500
7,700	Immucor, Inc. (a)	215,369
8,000	LHC Group, Inc. (a)†	209,600
7,000	MedCath Corp. (a)	222,600
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Small-Cap Growth Fund
Portfolio of Investments (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS — 95.6% (Continued)

HEALTH CARE — 13.4% (Continued)
4,200	MEDTOX Scientific, Inc. (a)	$123,060
12,400	Omnicell, Inc. (a)	257,672
3,000	PAREXEL International Corp. (a)	126,180
8,200	Sciele Pharma, Inc. (a)†	193,192
13,000	Sonic Innovations, Inc. (a)†	113,750

		1,913,148

PRODUCER MANUFACTURING — 15.2%
4,000	Acuity Brands, Inc.	241,120
4,500	Alamo Group, Inc.	113,400
4,000	Baldor Electric Co.	197,120
5,000	Barnes Group, Inc.	158,400
2,000	Dynamic Materials Corp. †	75,000
5,000	Force Protection, Inc. (a)†	103,200
8,700	Fuel Tech, Inc. (a)†	297,975
9,000	Harbin Electric, Inc. (a)	147,510
23,300	Smith & Wesson Holding Corp. (a)†	390,275
2,800	Twin Disc, Inc.	201,348
3,400	Valmont Industries, Inc.	247,384

		2,172,732

RETAIL — 1.6%
3,800	Jos A. Bank Clothiers, Inc. (a)†	157,586
8,700	Zones, Inc. (a)	78,300

		235,886

TRANSPORTATION — 3.0%
11,000	Diana Shipping, Inc.	246,400
6,400	TBS International Ltd., Class A (a)	181,760

		428,160

Total Common Stocks (Cost $12,348,458)		13,672,487

Cash Held as Collateral on Securities Loaned (Cost $2,052,385)		2,052,385

Total Investments(b) (Cost $14,400,843) — 109.9%		15,724,872

Liabilities in excess of other assets — (9.9)%		(1,415,616)

NET ASSETS — 100.0%		$14,309,256

(a)	Non-income producing security

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $15,488. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,567,594
Unrealized depreciation	(259,053)

Net unrealized appreciation	$1,308,541
†	A portion or all of the security was held on loan.

ADR	American Depositary Receipt
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Mid-Cap Growth Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS— 98.4%

BASIC MATERIALS — 7.2%
1,700	Allegheny Technologies, Inc.	$178,296
3,800	Lyondell Chemical Co.	141,056
2,900	Terra Industries, Inc. (a)	73,718
1,700	Titanium Metals Corp. (a)	54,230

		447,300

COMMERCIAL/INDUSTRIAL SERVICES — 6.3%
1,800	Chicago Bridge and Iron Co. N.V.	67,932
2,500	FTI Consulting (a)	95,075
1,500	TeleTech Holdings, Inc. (a)	48,720
4,000	Valueclick, Inc. (a)	117,840
1,000	WESCO International, Inc. (a)	60,450

		390,017

CONSUMER DURABLES — 1.9%
2,900	Activision, Inc. (a)	54,143
2,100	Barnes Group, Inc.	66,528

		120,671

CONSUMER NON-DURABLES — 4.5%
3,000	Crocs, Inc. (a)	129,090
7,000	Quiksilver, Inc. (a)	98,910
500	Wimm-Bill-Dann Foods ADR	52,005

		280,005

CONSUMER SERVICES — 2.6%
3,500	CTC Media, Inc. (a)†	94,990
2,200	HealthExtras, Inc. (a)	65,076

		160,066

ELECTRONIC TECHNOLOGY — 33.9%
1,900	Anixter International, Inc. (a)	142,899
3,400	Atheros Communications (a)	104,856
2,900	BE Aerospace, Inc. (a)	119,770
3,900	BigBand Networks, Inc. (a)	51,129
8,175	Brocade Communications Systems, Inc. (a)	63,929
900	CommScope, Inc. (a)	52,515
3,250	DRS Technologies, Inc.	186,127
4,400	Foundry Networks, Inc. (a)	73,304
1,700	Harris Corp.	92,735
2,300	Hittite Microwave Corp. (a)	98,279
8,000	Marvel Technology Group Ltd. (a)	145,680
2,800	MKS Instruments, Inc. (a)	77,560
5,500	NetEase.com, Inc. (a)	93,610
2,900	NeuStar, Inc. (a)	84,013
6,800	ON Semiconductor Corp. (a)	72,896
800	Precision Castparts Corp.	97,088
9,200	Sonus Networks, Inc. (a)	78,384
2,000	Synopsys, Inc. (a)	52,860
2,700	Trident Microsystems, Inc. (a)	49,545
2,250	Varian Semiconductor Equipment Associates, Inc. (a)	90,135
5,200	VeriFone Holdings, Inc. (a)	183,300
3,500	Verigy Ltd. (a)	100,135

		2,110,749

ENERGY — 6.9%
2,400	Complete Production Services, Inc. (a)	62,040
1,600	Diamond Offshore Drilling, Inc.	162,496
3,400	Patterson-UTI Energy, Inc. †	89,114
1,800	Petroleum Geo-Services ASA ADR (a)	44,406
1,200	Western Refining, Inc.	69,360

		427,416

FINANCE — 9.8%
2,900	Argonaut Group, Inc.	90,509
1,400	Assurant, Inc.	82,488
3,800	IPC Holdings Ltd.	122,702
2,200	Max Capital Group Ltd.	62,260
See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Mid-Cap Growth Fund
Portfolio of Investments (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS — 98.4% (Continued)

FINANCE — 9.8% (Continued)
3,800	Nasdaq Stock Market, Inc. (a)†	$112,898
900	PartnerRe Ltd.	69,750
2,100	The Commerce Group, Inc.	72,912

		613,519

HEALTH CARE — 15.3%
3,300	Hologic, Inc. (a)†	182,523
1,600	Hospira, Inc. (a)	62,464
1,300	ICON plc Sponsored ADR (a)	56,862
700	Intuitive Surgical, Inc. (a)	97,139
2,200	Inverness Medical Innovations, Inc. (a)†	112,244
1,100	Invitrogen Corp. (a)	81,125
2,000	Kyphon, Inc. (a)	96,300
4,200	Mylan Laboratories, Inc.	76,398
900	NBTY, Inc. (a)	38,880
2,700	The Medicines Co. (a)	47,574
5,600	Warner Chilcott Ltd., Class A (a)	101,304

		952,813

PRODUCER MANUFACTURING — 3.4%
1,400	General Cable Corp. (a)	106,050
1,300	Lear Corp. (a)	46,293
1,000	The Middleby Corp. (a)	59,820

		212,163

RETAIL — 0.9%
1,200	The Pantry, Inc. (a)	55,320

TRANSPORTATION — 1.1%
1,300	C.H. Robinson Worldwide, Inc. †	68,276

UTILITIES — 4.6%
2,200	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	96,976
1,000	Millicom International Cellular S.A. (a)†	91,640
1,200	NII Holdings, Inc. (a)	96,888

		285,504

Total Common Stocks (Cost $4,908,568)		6,123,819

Cash Held as Collateral on Securities Loaned (Cost $765,479)		765,479

Total Investments(b) (Cost $5,674,047) — 110.7%		6,889,298

Liabilities in excess of other assets — (10.7)%		(665,203)

NET ASSETS — 100.0%		$6,224,095

(a)	Non-income producing security

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $(784). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,421,397
Unrealized depreciation	(205,362)

Net unrealized appreciation	$1,216,035
†	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

PLC	Public Liability Co.
See Accompanying Notes to Schedules of Portfolio Investments

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Security Valuation
Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the day the securities are being valued or at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Security Transactions
During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.
Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Additional Information
For additional information and a free prospectus about The Bjurman, Barry Funds call: 1-800-227-7264 or visit The Bjurman, Barry Funds’ website at http://www.bjurmanbarry.com.

Item 2.   Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.   Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Bjurman, Barry Funds
By (Signature and Title)*	/s/ G. Andrew Bjurman G. Andrew Bjurman Co-President
Date	August 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ O. Thomas Barry III O. Thomas Barry III Co-President
Date	August 27, 2007
By (Signature and Title)*	/s/ M. David Cottrell M. David Cottrell Treasurer
Date	August 27, 2007